UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-22340

DBlaine Investment Trust.
(Exact name of registrant as specified in charter)

806 Harvest Trail, Buffalo, MN 55313
(Address of principal executive offices) (Zip code)

Registrant's Telephone Number, including Area Code:  800-628-4077

CT Corporation System
1300 Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 628-4077

Date of fiscal year end: August 31st

Date of reporting period: February 28th

SEMI-ANNUAL REPORT TO SHAREHOLDERS
Dblaine Investment Trust Dblaine Fund
For the Six Months Ended February 28, 2011
(unaudited)

DBLAINE FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 2/28/2011 (unaudited)
Percentage of Net Assets
35%
30%
25%
20%
15%
10%
5%
0%
Consumer Staple
Financial
Information Tech
Materials
Industry Sector

DBLAINE FUND SCHEDULE OF INVESTMENTS February 28, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	7.49%

	CONSUMER STAPLE	0.00%
1	Altria Group, Inc.		$ 25

	INFORMATION TECH	6.80%
6,594	Microsoft Corp.		175,269

	MATERIALS	0.69%
338	Freeport McMoran		17,897

	TOTAL COMMON STOCKS	7.49%	193,191
	(Cost: $206,327)

	PREFERRED STOCK	34.88%

	FINANCIAL	34.88%
900,000	Semita Partners LLC*, 10.50%		900,000
	(Cost: $900,000)

	CASH & CASH EQUIVALENTS	57.58%
	Fidelity Institutional Money Market Fund		1,485,557
	(Cost: $1,485,557)

	TOTAL INVESTMENTS:
	(Cost: $2,591,884)	99.95%	$2,578,748
	Other assets, net of liabilities	0.05%	1,176
	NET ASSETS	100.00%	$2,579,924

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011 (unaudited)

ASSETS
Investments at fair value (identified cost of $2,591,884) (Note 1)	$ 2,578,748
Dividends and interest receivable	20,822
Prepaid expenses	9,674
TOTAL ASSETS	2,609,244

LIABILITIES
Accrued investment management fees	7,157
Accrued 12b-1 fees, Class A	2,951
Accrued administration, accounting and transfer agent fees	7,781
Accrued custody fees	2,311
Accrued trustee fees	4,142
Accrued distribution fees	789
Other accrued expenses	4,190

TOTAL LIABILITIES	29,321

NET ASSETS	$ 2,579,923

Net Assets Consist of:
Paid-in-capital applicable to 228,489 no par value shares of
beneficial interest outstanding	$ 2,661,172
Accumulated undistributed net investment income (loss)	32,379
Accumulated net realized gain (loss) on investments	(100,492)
Net unrealized appreciation (depreciation) of investments	(13,136)
Net Assets	$ 2,579,923

NET ASSET VALUE PER SHARE
Class A
($2,579,923 / 228,489 shares outstanding)	$ 11.29

MAXIMUM OFFERING PRICE PER SHARE ($11.29 X 100/95)	$ 11.88

MINIMUM REDEMPTION PRICE PER SHARE ($11.29 X .99)	$ 11.18

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF OPERATIONS
Six Months ended February 28, 2011 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $110)	$ 11,003
Interest	18,461
Total investment income	29,464

EXPENSES
Investment management fees (Note 2)	6,205
12b-1 fees (Note 2)	2,585
Recordkeeping and administrative services	9,918
Accounting fees	12,397
Custody fees	4,504
Transfer agent fees	7,418
Professional fees	13,321
Filing and registration fees	3,007
Trustee fees	4,976
Compliance fees	14,709
Shareholder servicing and reports	3,329
Distribution fees	4,342
Other	9,145
Total expenses	95,856
Fee waivers and reimbursed expenses (Note 2)	(95,856)
Net expenses	-

Net investment income (loss)	29,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(99,101)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(10,870)
Net realized and unrealized gain (loss) on investments	(109,971)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (80,507)

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended February 28, 2011 (unaudited)	For the period December 31, 2009* through August 31, 2010

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 29,464	$ 2,915
Net realized gain (loss) on investments	(99,101)	(1,391)
Net increase (decrease) in unrealized appreciation(depreciation) of investments	(10,870)	(2,266)
Increase (decrease) in net assets from operations	(80,507)	(742)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	8,873,883	406,900
Shares redeemed	(6,516,211)	(103,400)
Increase (decrease) in net assets from capital stocktransactions	2,357,672	303,500

NET ASSETS
Increase (decrease) during period	2,277,165	302,758
Beginning of period	302,758	-
End of period (including undistributed net investmentincome of $32,379 and $2,915, respectively)	$ 2,579,923	$ 302,758

*Commencement of operations.

See Notes to Financial Statements

DBLAINE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A
			Period December 31, 2009* through August 31, 2010 (1)
	Six months ended February 28, 2011 (uanudited)

Net asset value, beginning of period	$ 9.65		$ 10.00
Investment activities
Net investment income (loss)	0.16		0.13
Net realized and unrealized gain (loss)
on investments	1.48		(0.48)
Total from investment activities	1.64		(0.35)
Net asset value, end of period	$ 11.29		$ 9.65
Total Return	16.99%	**	(3.50%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net	0.00%	***	0.00%	***
Net investment income (loss)	2.11%	***	1.99%	***
Portfolio turnover rate	40.76%		162.39%
Net assets, end of period (000's)	$ 2,580		$ 303

(1) Per share amounts calculated using the average share method.

* Commencement of operations.
** Not annualized.
***Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by  9.27% for the six months ended February 28, 2011 and 47.41% for the period ended August 31, 2010.

See Notes to Financial Statements

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dblaine Fund (the “Fund”) is a diversified series of the Dblaine Investment Trust (“DIT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company.  DIT was organized as an Ohio business trust on September 28, 2009 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations December 31, 2009 as a series of DIT.  The Fund currently offers three classes of shares:  Class A, Class C and Class I.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  During the six months ended February 28, 2011, there were no Class C or Class I shares outstanding.

The Fund seeks to provide growth and income.  Under normal circumstances, the Fund invests primarily in equity securities of U.S. and foreign issuers that are trading below what the advisor has determined to be the fair value for the security.  Equity securities are generally defined as common stock, preferred stock, American depositary receipts (“ADR”) or other similar receipts that represent ownership in the securities of foreign issuers.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s assets are generally valued at their market value using market quotations, unless market quotes are unavailable. The Fund may use pricing services to determine market value. If market prices are not readily available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund will invest in

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

underlying funds. The Fund’s NAV is calculated based, in part, upon the market prices of the underlying funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 193,191	$ -	$ -	$ 193,191
Preferred Stock	-	900,000	-	900,000
Cash Equivalents	1,485,557	-	-	1,485,557
	$ 1,678,748	$900,000	$ -	$ 2,578,748

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry. The Fund held no Level 3 securities at any time during the period.  There were no transfers into or out of Level 1 during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

Management has analyzed the Fund’s tax positions for the open tax year, 2010, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.  During the six months ended February 28, 2011, the Fund did not incur any interest or penalties.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the six months ended February 28, 2011, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers three classes of shares.  Class A shares include a maximum front-end sales charge of 5.00% and a redemption fee of 1% on the proceeds of certain redemptions of Class A shares made within 30 days.  Class A shares may be purchased without a front-end sales charge in amounts of $5,000,000 or more.  Purchases of $5,000,000 or more may be subject to a contingent deferred sales charge on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.  Class C and Class I shares include a redemption fee of 1% on the proceeds of the respective Class shares redeemed within 30 days of purchase.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, Dblaine Capital, LLC (“Advisor”) provides investment advisory services for an annual fee of 0.60% of average daily net assets.  The Advisor manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the six months ended February 28, 2011, the Advisor earned and waived $6,205 in advisory fees and reimbursed expenses of $89,651.

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

Effective September 22, 2010, the Advisor has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, until September 30, 2011, so that the total annual operating expenses (excluding brokerage costs; borrowing costs such as interest and dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses) of the Fund do not exceed 1.25% of average Fund assets attributable to Class A shares and 2.00% of average Fund assets attributable to Class C shares.  Contractual waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below these respective limits within three years of when the amounts were waived or recouped.  As of February 28, 2011, there were $83,160 of recoverable reimbursements which expire August 31, 2014.  In the interest of limiting the operating expenses of the Fund, the Advisor has voluntarily agreed to waive its management fees and/or make payments to limit Fund expenses for the period December 31, 2009 through February 28, 2011 so that the expenses are zero.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A shares may pay for activities which are primarily intended to result in the sale of the Fund’s Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A average daily net assets.  For the six months ended February 28, 2011, there were $2,585 of 12b-1 fees incurred by Class A shares.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2011 aggregated $13,794,865 and $12,857,122, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.    For the six months ended February 28, 2011 and the period December 31, 2009 through August 31, 2010, there were no distributions.

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

As of February 28, 2011, the components of distributable earnings on a tax basis were as follows:

Six months ended February 28, 2011

Ordinary income	$ 32,379
Accumulated realized gain (loss) on investments	(3,767)
Unrealized appreciation (depreciation) of investments	(109,861)
$ (81,249)

The difference between components of distributable earnings on a book and tax basis is attributable primarily to post – October losses.

Cost of securities for Federal Income tax purposes is $2,688,609 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 1
Gross unrealized depreciation	(109,862)
Net unrealized appreciation (depreciation)	$ (109,861)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Six months ended February 28, 2011		Class A Shares Period ended August 31, 2010*
	Shares	Value	Shares	Value
Shares sold	771,701	$8,873,883	41,371	$406,900
Shares redeemed	(574,583)	(6,516,211)	(10,000)	(103,400)
Net increase (decrease)	197,118	$2,357,672	31,371	$303,500

*Commencement of operations was December 31, 2009.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DBLAINE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost:  (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or redemption fees on certain redemptions made within 30 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, September1, 2010 and held for the six months ended February 28, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees on certain redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value September1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September1, 2010 through February 28, 2011
Actual	$1,000	$1,169.95	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

*  Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification  of  Principal  Executive  Officer  and  Principal  Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DBlaine Investment Trust

By:   /s/ David Welliver
         David Welliver
         President

Date:  May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ David Welliver
         David Welliver
         President and Principal Financial Officer

Date: May 9, 2011